Related Party Transactions - Schedule of Represented Related Party (Details) - Related Party [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Amounts due to related parties	$ 240,166	$ 240,309
Wuxi Kaiteng Mold Factory [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	240,166	207,780
Jingzhu Ding [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		$ 32,529